Note 9 - Collaboration and Device Development Payable (Details Textual) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 21, 2018 USD ($) $ / shares shares	Dec. 07, 2018 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2020 USD ($)	Dec. 06, 2018 USD ($)
Collaboration and Device Development Payable, Current			$ 1,972	$ 2,576	$ 1,867
Gain (Loss) on Extinguishment of Debt, Total			(1,794)	$ (3,345)
Conversion of Battelle Payables [Member]
Gain (Loss) on Extinguishment of Debt, Total	$ (500)
Debt Conversion, Converted Instrument, Amount	1,500
Debt Conversion, Original Debt, Amount	$ 1,000
Private Placement [Member] | Series F Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares	667,847
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 11.04
Warrants and Rights Outstanding, Term (Year)	1 year 180 days
Private Placement [Member] | Series G Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares	1,296,410
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 12.15
Warrants and Rights Outstanding, Term (Year)	5 years
Payment Restructuring of Battelle Payables [Member]
Collaboration and Device Development Payable, Interest Rate		6.00%
Collaboration and Device Development Payable, Repaid Payable Threshold to Qualify for Services on Credit		$ 3,000
Payments for Collaboration and Device Development Payable		1,000
Collaboration and Device Development Agreement, Aggregate Payments		$ 1,250
Collaboration and Device DevelopmentPayable, Number of Monthly Installments Payments Deferred		5
Collaboration and Device Development Payable, Periodic Payment, Total		$ 250
Royalty Guarantees, Commitments, Amount		$ 35,000				$ 25,000
Interest Payable, Current			$ 400
Payment Restructuring of Battelle Payables [Member] | Series E Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 19.50
Warrants and Rights Outstanding, Term (Year)		5 years
Common Stock Maximum Ownership Percentage For Warrant Exercise		9.99%
Payment Restructuring of Battelle Payables [Member] | Series E Warrants [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares		25,000
Payment Restructuring of Battelle Payables [Member] | Private Placement [Member]
Collaboration and Device Development Payable, Converted Payable Amount into Equity	$ 1,000
Sale of Stock, Number of Shares Issued in Transaction (in shares) | shares	100,607
Sale of Stock, Price Per Share (in dollars per share) | $ / shares	$ 9.9396
Payment Restructuring of Battelle Payables [Member] | Private Placement [Member] | Series F Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares	17,103
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 11.04
Warrants and Rights Outstanding, Term (Year)	1 year 180 days
Payment Restructuring of Battelle Payables [Member] | Private Placement [Member] | Series G Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares	33,201
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 12.15
Warrants and Rights Outstanding, Term (Year)	5 years